Franchise Arrangements (Tables)	12 Months Ended
Dec. 31, 2015
Franchise Arrangements [Line Items]
Schedule Of Revenues From Franchised Restaurants
Revenues from franchised restaurants for fiscal years 2015, 2014 and 2013 consisted of:

	2015	2014	2013
Rent	$121,122	$145,540	$171,859
Initial fees (i)	611	564	929
Royalty fees (ii)	628	659	639
Total	$122,361	$146,763	$173,427

(i)	Presented net of initial fees paid to McDonald’s Corporation for $747, $885 and $1,150 in 2015, 2014 and 2013, respectively.

(ii)	Presented net of royalties fees paid to McDonald’s Corporation for $49,742, $63,680 and $69,933 in 2015, 2014 and 2013, respectively.

Schedule Of Future Minimum Rent Payments
At December 31, 2015, future minimum payments required under existing operating leases with initial terms of one year or more are:

	Restaurant	Other	Total
2016	$116,233	$6,140	$122,373
2017	106,277	5,057	111,334
2018	95,030	2,321	97,351
2019	82,770	1,563	84,333
2020	73,057	1,418	74,475
Thereafter	349,179	2,712	351,891
Total minimum payment	$822,546	$19,211	$841,757

Rent Payments Due To Company [Member]
Franchise Arrangements [Line Items]
Schedule Of Future Minimum Rent Payments
At December 31, 2015, future minimum rent payments due to the Company under existing franchised agreements are:

	Owned sites	Leased sites	Total
2016	$6,623	$11,038	$17,661
2017	6,451	10,291	16,742
2018	5,834	9,492	15,326
2019	5,227	8,871	14,098
2020	4,563	7,886	12,449
Thereafter	21,543	44,881	66,424
Total	$50,241	$92,459	$142,700